Tax reforms (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maximum
Disclosure of Tax reforms [Line Items]
Applicable tax rate					33.00%
Minimum
Disclosure of Tax reforms [Line Items]
Applicable tax rate					15.00%
Colombia [Member]
Disclosure of Tax reforms [Line Items]
Presumptive taxable income tax rate					1.50%
Description Of tax return consequences on net income tax rate					An audit benefit was granted by the reform, establishing that tax returns of FY 2020 and 2021 showing a net income tax 30% or 20% higher, respectively, than the one declared in the previous year would be considered definitive 6 months or 12 months after became due, also respectively, if there were no objections or requests from the tax authority.
Colombia [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate		30.00%	31.00%	32.00%
Presumptive taxable income tax rate			0.00%	0.50%
Colombia [Member] | Surcharge [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					33.00%	37.00%	40.00%
Colombia [Member] | Tax on deemed income [Member]
Disclosure of Tax reforms [Line Items]
Tax Rate on Dividends for Non Resident Shareholders					10.00%	7.50%
Argentina [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate					30.00%	30.00%
Dividend withholding tax rate					7.00%	7.00%
Percentage which taxpayers may deduct of the negative or positive inflation adjustment on or after January 1st 2021					100.00%
Number of years over which tax inflation adjustment is allocated					6 years
Restriction on deductibility of foreign exchange differences					30.00%
Tax rate on cash withdrawals from local bank accounts					$ 1.2	$ 0.6
Argentina [Member] | Scenario Forecasts [Member]
Disclosure of Tax reforms [Line Items]
Applicable tax rate			25.00%	30.00%
Dividend withholding tax rate			13.00%	7.00%
Ecuador [Member]
Disclosure of Tax reforms [Line Items]
Dividend withholding tax rate	25.00%
Dividend tax basis	40.00%
Ecuador [Member] | Maximum
Disclosure of Tax reforms [Line Items]
Interest deductibility as a percent of corporate profit before taxes, interest and depletion	20.00%